Contingent Earnout Liability (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value Measurement Inputs and Valuation Techniques of Contingent Earnout Liability

	March 31, 2025	December 31, 2024
Current stock price	$5.52	$5.01
Expected share price volatility	70.0%	70.0%
Risk-free interest rate	3.9%	4.3%
Expected term (years)	3.36	3.61
Estimated dividend yield	-%	-%

Valuation assumptions:	March 31, 2025	December 31, 2024
Expected draws	$3,000	$2,000
Expected probability of draws	25%	90%
Risk-free interest rate	4.3%	4.4%

	December 31, 2024	December 31, 2023
Current stock price	$5.01	$8.45
Expected share price volatility	70.0%	65.0%
Risk-free interest rate	4.3%	3.9%
Expected term (years)	3.61	4.60
Estimated dividend yield	-%	-%

Valuation assumptions:	December 31, 2024	December 31, 2023
Expected draws	$2,000	$5,000
Expected probability of draws	90%	90%
Risk-free interest rate	4.4%	5.4%